ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Summary of Effects of Variation in Prices of Price Index

The tables below show the evolution of these indexes in the last three years and as of December 31, 2020 according to official statistics (INDEC):

	As of December 31,
	2018	2019	2020
Variation in Prices
Annual	47.6%	53.8%	36.1%
Accumulated 3 years	148.0%	183.4%	209.2%

Summary of Subsidiaries Included in Consolidation Process

The following chart details the subsidiaries included in the consolidation process:

		Percentage of direct or indirect investment in capital stock
Company	Main Activity	12/31/2020		12/31/2019		12/31/2018
Banco Supervielle S.A.	Commercial Bank	99.90	% (1)	99.90	% (1)	99.89	% (1)
Cordial Compañía Financiera S.A.	Financial Company	99.90%		99.90%		99.90%
Tarjeta Automática S.A.	Credit Card	99.99%		99.99%		99.99%
Supervielle Asset Management S.A.	Asset Management and Other Services	100.00%		100.00%		100.00%
Sofital S.A.F. e I.I.	Real State	100.00%		100.00%		100.00%
Espacio Cordial de Servicios S.A.	Retail Services	100.00%		100.00%		100.00%
Supervielle Seguros S.A.	Insurance	100.00%		100.00%		100.00%
Micro Lending S.A.U.	Financial Company	100.00%		100.00%		100.00%
InvertirOnline S.A.U.	Financial Broker	100.00%		100.00%		100.00%
InvertirOnline.Com Argentina S.A.U.	Representations	100.00%		100.00%		100.00%
Supervielle Productores Asesores de Seguros S.A.	Insurance Broker	100.00%		100.00%		—
Bolsillo Digital S.A.U.	Fintech	100.00%		100.00%		—
Futuros del Sur S.A.	Financial Broker	100.00%		100.00%		—
Easy Cambio S.A.	Financial Company	100.00%		—		—

(1)Grupo Supervielle S.A.’s direct and indirect interest in Banco Supervielle S.A votes amounts to 99.87%, as of 12/31/2020, 12/31/2019 and 12/31/2018 respectively.

Summary of Assets and Liabilities of Structured Entities

The following chart details the assets and liabilities of Structured Entities that have been consolidated by the Group as of December 31, 2020 and 2019:

	12/31/2020(i)	12/31/2019
Assets
Loans	—	2,170,985
Financial assets	—	148,174
Other assets	—	397,110
Total Assets	—	2,716,269
Liabilities
Financial liabilities	—	1,939,295
Other liabilities	—	56,675
Total Liabilities	—	1,995,970

(i)Structured entities outstanding as of December 31, 2020 are in the process of being liquidated so they were not consolidated.

Summary of Cash and Cash Equivalents Include Cash and Highly Liquid Short-term Securities Maturities

Item	12/31/2020	12/31/2019	12/31/2018
Cash and due from banks	36,674,869	35,945,335	70,551,283
Debt securities at fair value through profit or loss	1,868,604	773,961	26,458,009
Money Market Funds(*)	923,053	1,313,597	1,372,931
Cash and cash equivalents	39,466,526	38,032,893	98,382,223

(*) Included within the "other financial assets" line in the statement of financial position

Summary of Reconciliation Between Balances on Statement of Financial Position and Statement of Cash Flow

Items	12/31/2020	12/31/2019	12/31/2018
Cash and due from Banks
As per Statement of Financial Position	36,674,869	35,945,335	70,551,283
As per the Statement of Cash Flows	36,674,869	35,945,335	70,551,283
Debt securities at fair value through profit or loss
As per Statement of Financial Position	9,871,903	773,961	31,649,050
Securities not considered as cash equivalents	(8,003,299)	—	(5,191,041)
As per the Statement of Cash Flows	1,868,604	773,961	26,458,009
Money Market Funds
As per Statement of Financial Position – Other financial assets	4,285,221	2,854,686	3,556,206
Other financial assets not considered as cash equivalents	(3,362,168)	(1,541,089)	(2,183,275)
As per the Statement of Cash Flow	923,053	1,313,597	1,372,931

Summary of reconciliation of financing activities

Reconciliation of liabilities from financing activities at December 31, 2020, 2019 and 2018 is as follows:

		Cash Flows		Other non-cash
Items	12/31/2019	Inflows	Outflows	movements	12/31/2020
Unsubordinated debt securities	8,286,163	2,653,805	(6,785,701)	72,481	4,226,748
Subordinated debt securities	2,886,028	—	(1,774,264)	28,705	1,140,469
Financing received from the Argentine Central Bank and other financial institutions	12,276,610	14,873,400	(21,297,718)	—	5,852,292
Lease Liabilities	1,288,420	—	(1,366,164)	1,259,442	1,181,698
Total	24,737,221	17,527,205	(31,223,847)	1,360,628	12,401,207

		Cash Flows		Other non-cash
Items	12/31/2018	Inflows	Outflows	movements	12/31/2019
Unsubordinated debt securities	19,491,854	11,452,532	(23,641,629)	983,406	8,286,163
Subordinated debt securities	2,898,105	—	(1,147,619)	1,135,542	2,886,028
Financing received from the Argentine Central Bank and other financial institutions	16,823,037	150,529,472	(155,072,118)	(3,781)	12,276,610
Lease Liabilities	—	—	(1,703,937)	2,992,357	1,288,420
Total	39,212,996	161,982,004	(181,565,303)	5,107,524	24,737,221

		Cash Flows		Other non-cash
Items	12/31/2017	Inflows	Outflows	movements	12/31/2018
Unsubordinated debt securities	26,558,104	6,429,136	(11,619,542)	(1,875,844)	19,491,854
Subordinated debt securities	2,120,799	—	(19,976)	797,282	2,898,105
Financing received from the Argentine Central Bank and other financial institutions	10,902,349	109,529,169	(105,180,217)	1,571,736	16,823,037
Total	39,581,252	115,958,305	(116,819,735)	493,174	39,212,996

Summary of groupings by shared risk characteristics
Group	Parameter	Grouping
Personal and Business Banking	Probability of Default (PD)	Personal loans (1)
Credit card loans (1)
Mortgage loans
Refinancing
Other financings
	Loss Given Default (LGD)	Personal loans
Credit card loans
Overdrafts
Mortgage loans
Refinancing
Other financings
Corporate Banking	Probability of Default (PD) (2)	Small companies
Medium companies
Big companies
Financial Area
Secured loans
Unsecured loans
Consumer Finance	Probability of Default	Credit cards loans
Refinancing
Cash loans
Cash consumptions and directed loans
CCF Automobile Loans
Tarjeta Automatica Personal loans
	Loss Given Default	Credit cards
Personal loans
Refinancing
CCF Automobile Loans

(1)

For credit cards and personal loans, the Group includes an additional layer of analysis: senior citizens, high income, open market, high income payroll, non- high income open market, non-high income payroll, Personal and Business Banking, former senior cityzens and former payroll

(2)

Probability of default within Corporate Banking is calculated by grouping clients based on the client size for Stage 1 facilities. For Stage 2 and Stage 3, Probability of default is calculated including all segments of Corporate Banking due to the lack of materiality to form a larger group.

Summary of Projected Evolution for Next Year of Main Macroeconomic Indicators

Parameter	Industry / Segment		Macroeconomic Indicator	Scenario 1	Scenario 2	Scenario 3
		Open Market	Inflation Rate	46.8%	41.3%	52.4%
			Private Sector Wage	50.7%	55.7%	45.6%
	Personal and Business Banking	Income Payroll	Quantity of Private Sector Employment	5,924	5,928	5,921
			Private Sector Real Wage	2.7%	10.2%	(4.5)%
		Senior Citizens	Inflation Rate	46.8%	41.3%	52.4%
Probability of Default			Monthly Economic Activity Estimator	138	140	136
	Corporate Banking	All	Interest Rate	(4.6)%	(3.8)%	(5.5)%
			Monthly Economic Activity Estimator	138	140	136
		CCF	Private Sector Wage	50.7%	55.7%	45.6%
	Consumer Finance		Monthly Economic Activity Estimator	138	140	136
		CCF Automobile secured	Private Sector Wage	50.7%	55.7%	45.6%
			Inflation Rate	46.8%	41.3%	52.4%
	Supervielle Bank	All	Private Sector Wage	50.7%	55.7%	45.6%
Loss Given Default		CCF	Private Sector Wage	50.7%	55.7%	45.6%
	Consumer Finance	CCF Automobile secured	Private Sector Loans	64.1%	70.5%	57.7%
			Private Sector Wage	50.7%	55.7%	45.6%

Summary of Scenario Probabilities

Scenario 1	80%
Scenario 2	10%
Scenario 3	10%

Summary of ECL Allowance Sensitivity to Future Macro economic Conditions

December 31, 2020
Reported ECL Allowance	8,424,714
Gross carrying amount	113,819,900
Reported Loss rate	7.40%

ECL amount by scenarios
Favorable scenario	6,927,295
Unfavorable scenario	8,142,498

Loss Rate by scenarios
Favorable scenario	6.09%
Unfavorable scenario	7.15%

Summary of Useful Life of Property, Plant and Equipment

Property, plant and equipment	Estimated useful life
Buildings	50 Years
Furniture	10 Years
Machines and equipment	5 Years
Vehicles	5 Years
Others	5 Years

Summary of the main commissions earned

Commission	Frecuency of revenue recognition
Account maintenance	Monthly
Safe deposit boxes	Semi-annual
Issuing Bank	Event driven
Credit Card renewal	Annual
Check management	Event driven

Summary of Financial Trust

The structured entity in which the Group was the trustor as of December 31, 2020 are set out below:

			Due of
	Financial		principal	Securitized	Issued Securities
Issuers	Trust	Set-up on	obligation	Amount	Type	Amount	Type	Amount
Micro Lending S.A.U.	III	06/08/2011	10/12/2016	$39,779	VDF TV A VDF B	VN$31,823	CP	VN$1,592
Micro Lending S.A.U.	IV	09/01/2011	06/29/2017	$40,652	VDF TV A VDF B	VN$32,522	CP	VN$1,626

The structured entity in which the Group was the trustor as of December 31, 2019 are set out below:

			Due of
	Financial		principal	Securitized	Issued Securities
Issuers	Trust	Set-up on	obligation	Amount	Type	Cantidad	Tipo	Cantidad
Banco Supervielle S.A.	Serie 97	27/03/2018	20/03/2020	$750,000	VDF TV A	VN$712,500	CP	VN$37,500
Cordial Compañía Financiera S.A.	20	08/04/2019	15/01/2022	$600,000	VDF	VN$480,000	CP	VN$120,000
Cordial Compañía Financiera S.A.	21	24/06/2019	15/06/2022	$1,000,000	VDF	VN$780,000	CP	VN$220,000
Cordial Compañía Financiera S.A.	22	13/11/2019	15/01/2021	$571,560	VDF	VN$469,260	CP	VN$102,300
Micro Lending S.A.U.	III	08/06/2011	12/10/2016	$39,779	VDF TV A VDF B	VN$31,823	CP	VN$1,592
Micro Lending S.A.U.	IV	01/09/2011	29/06/2017	$40,652	VDF TV A VDF B	VN$32,522	CP	VN$1,626
Micro Lending S.A.U.	XVIII	01/12/2017	15/10/2022	$119,335	VDF TV A VDF TV B	VN $89,501	CP	VN$22,543

Summary of significant increase in risk

This additional definition of a significant increase in credit risk has been applied for the SME and E&P segments, for the very high and high risk activities (only for the Single Firm portfolio):

Very high risk	High risk
Construction	Machinery & equipment
Tourism & Gastronomy	Iron and steel industry
Real estate	Home appliances
Entertainmet	Sports
Passenger transport	Textile
Professional services

Summary of impairment requirements on financial assets

Changes in the credit quality since initial recognition
Stage 1	Stage 2	Stage 3
(initial recognition)	(significant increase of credit risk since initial recognition)	(Impaired credit)
12 months ECL	Lifetime ECL

Summary of movement in investment properties

	12/31/2020	13/31/2019
Income derived from rents (rents charged)	9,719	14,998
Direct operating expenses of properties that generated income derived from rents	(6,637)	(13,168)
Fair value remeasurement	(92,457)	(173,076)